Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	62 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000146930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class A/SVFAX) with sales charge
Average Annual Return, Percent		(16.26%)	12.51%		8.55%
C000146929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class C/SVFCX)
Average Annual Return, Percent		(11.70%)	13.18%	15.46%
C000146931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class I1/SVFFX)
Average Annual Return, Percent		(10.92%)	14.15%		9.47%
C000146933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class R1/SVFDX)
Average Annual Return, Percent		(11.57%)	13.54%		8.88%
C000146934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class R2/SVFKX)
Average Annual Return, Percent		(11.45%)	13.60%		9.30%
C000146937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class Y/SVFYX)
Average Annual Return, Percent		(10.86%)	14.26%		9.60%
C000146928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Investor Class/SMVLX)
Average Annual Return, Percent		(11.18%)	13.84%		9.17%
C000233728 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class A/SVXAX) with sales charge
Average Annual Return, Percent		(3.56%)	22.71%		8.06%
C000233724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class C/SVXCX)
Average Annual Return, Percent		1.72%	23.48%		8.08%
C000233723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class I1/SVXFX)
Average Annual Return, Percent		2.59%	24.51%		9.01%
C000233727 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class Y/SVXYX)
Average Annual Return, Percent		2.75%	24.70%		9.15%
C000233726 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Investor Class/SVXLX)
Average Annual Return, Percent		2.50%	24.38%		8.88%
Without Sales Load [Member] | C000146930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class A/SVFAX)
Average Annual Return, Percent		(11.15%)	13.85%		9.20%
Without Sales Load [Member] | C000233728 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class A/SVXAX)
Average Annual Return, Percent		2.32%	24.17%		8.70%
S And P 500 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index (Total Return)
Average Annual Return, Percent		13.52%	15.94%	17.50%	12.86%
MSCI All Country World Index ex USA Net USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA (Net-USD)
Average Annual Return, Percent		13.75%	10.37%		5.47%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index Net
Average Annual Return, Percent		13.33%	11.42%		5.97%
Russell 1000 Value Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index (Total Return)
Average Annual Return, Percent		8.91%	13.02%	14.58%	8.60%